SECURITIES	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 20. SECURITIES

Jufeel International Group was incorporated in the State of Wyoming on July 27, 2017. As of the incorporation date, the authorized number of shares of common stock is unlimited with no par value. On October 24, 2017, 28,030,010 shares of common stock were outstanding, of which 18,892,943 shares were held by Mr. Zhang. The share structure before and after the reorganization was almost the same. As a result, the total number of 28,030,010 shares should be applied retrospectively as shares outstanding as of January 1, 2017.

As of the incorporation date, the authorized number of preferred shares is unlimited with no par value and no preferred shares are outstanding.